RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Shanghai Puping
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 258,443		¥ 218,405
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Amounts due from related parties	58,721		56,833
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Amount due to related parties	354,880		356,067
Others
RELATED PARTY TRANSACTIONS
Amounts due from related parties	455		1,999
Amount due to related parties	23		13
Related Party
RELATED PARTY TRANSACTIONS
Amounts due from related parties	317,619	$ 45,260	277,237
Amount due to related parties	¥ 354,903		¥ 356,080